INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Software	$224,349	$232,764
Land use right	2,267,289	2,352,331
Less: accumulated amortization	(428,221)	(361,810)
Intangible assets, net	$2,063,417	$2,223,285

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Estimated future amortization expense is as follows:
Twelve months ending June 30,	Amortization expense
2023	$79,491
2024	67,473
2025	62,012
2026	61,366
Thereafter	1,793,075
Total	$2,063,417